Condensed Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Share Subscription Receivables [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jul. 18, 2021
Balance, shares at Jul. 18, 2021
Issuance of founders’ shares	$ 545	(545)
Issuance of founders' shares, shares	5,450,000
Issuance of common stock for cash, net	$ 63	(50,000)	687,737		637,800
Issuance of common stock for cash net, shares	632,800
Issuance of common stock for acquisition of unproved oil and gas properties	$ 490		3,438,054		3,438,544
Issuance of common stock for acquisition of unproved oil and gas properties, shares	4,900,000
Interest imputed on note payable for acquisition of unproved oil and gas properties			76,230		76,230
Net loss				(102,064)	(102,064)
Ending balance, value at Oct. 31, 2021	$ 1,098	(50,545)	4,202,021	(102,064)	4,050,510
Ending balance, shares at Oct. 31, 2021	10,982,800
Issuance of founders’ shares	$ 8	535			543
Issuance of founders' shares, shares	80,000
Issuance of common stock for cash, net	$ 1	40,000	19,999		60,000
Issuance of common stock for cash net, shares	10,000
Interest imputed on note payable for acquisition of unproved oil and gas properties			57,920		57,920
Net loss				(2,377,207)	(2,377,207)
Issuance of security interest shares to investors	$ 450		1,322,483		1,322,933
Issuance of security interest shares to investors, shares	4,500,000
Issuance of warrants in connection with investor financing			994,091		994,091
Ending balance, value at Apr. 30, 2022	$ 1,557	(10,010)	6,596,514	(2,479,271)	4,108,790
Ending balance, shares at Apr. 30, 2022	15,572,800
Beginning balance, value at Oct. 31, 2021	$ 1,098	(50,545)	4,202,021	(102,064)	4,050,510
Balance, shares at Oct. 31, 2021	10,982,800
Issuance of founders’ shares	$ 8	535			543
Issuance of founders' shares, shares	80,000
Issuance of common stock for cash, net	$ 1	40,000	19,999		60,000
Issuance of common stock for cash net, shares	10,000
Interest imputed on note payable for acquisition of unproved oil and gas properties			89,237		89,237
Net loss				(3,800,392)	(3,800,392)
Issuance of security interest shares to investors	$ 450		1,322,483		1,322,933
Issuance of security interest shares to investors, shares	4,500,000
Issuance of warrants in connection with investor financing			994,091		994,091
Issuance of restricted stock units to outside directors	$ 30		(30)
Issuance of restricted stock units to outside directors, shares	300,000
Issuance of restricted shares to executives	$ 110		(110)
Issuance of restricted shares to executives, shares	1,100,000
Stock-based compensation			6,202		6,202
Ending balance, value at Oct. 31, 2022	$ 1,697	(10,010)	6,633,893	(3,902,456)	2,723,124
Ending balance, shares at Oct. 31, 2022	16,972,800
Issuance of common stock for cash, net	$ 40		371,960
Issuance of common stock for cash net, shares	400,000
Issuance of conversion shares related to the SPA	$ 504		5,164,371		5,164,875
Issuance of conversion shares related to the SPA, shares	5,038,902
Issuance of commitment shares related to the SPA	$ 38		1,124,963		1,125,001
Issuance of commitment shares related to the SPA, shares	375,000
Issuance of common shares in IPO, net of underwriting discounts and offering costs	$ 200		3,342,426		3,342,626
Issuance of common shares in IPO, net of underwriting discounts and offering costs, shares	2,000,000
Issuance of pre-funded warrants			4,000		4,000
Net loss				(3,054,238)	(3,054,238)
Stock-based compensation	$ 1		110,984		110,985
Share-based compensation, shares	12,500
Ending balance, value at Apr. 30, 2023	$ 2,480	$ (10,010)	$ 16,752,597	$ (6,956,694)	$ 9,788,373
Ending balance, shares at Apr. 30, 2023	24,799,202